INCOME TAXES - Schedule of Components of Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	(0.34%)	0.34%
State and local taxes net of federal benefit	(0.0298%)	0.0363%
Amortization of debt discount	0.00%	0.1395%
Debt conversion inducement	0.00%	0.4076%
Net operating loss tax adjustment	0.00%	(0.0965%)
Other permanent differences	0.0029%	0.03%
Alternative minimum tax	0.00%	0.0697%
Change in valuation allowance	0.4255%	(2.8242%)
Income tax provision (benefit)	0.0586%	(1.8976%)